Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
5.	DISCONTINUED OPERATIONS

The results of operations of Baker Energy have been classified as discontinued operations in the accompanying consolidated financial statements for all periods presented. Corporate overhead costs were not allocated to the Energy business for the discontinued operations presentation. For the year ended December 31, 2011, the gain from discontinued operations related to adjustments resulting from changes in the underlying estimates of the ultimate cost for insurance claims related to the period during which the Company owned the business and adjustments of foreign tax accruals related to Baker Energy.

The operating results of Baker Energy for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the year ended December 31,
(In thousands)	2011	2010	2009
Revenues	$—	$—	$160,418
Cost of work performed	—	—	144,734

Gross profit	—	—	15,684
Selling, general and administrative expenses	(656)	2,469	13,204

Income/(loss) from discontinued operations	656	(2,469)	2,480
Other expense	(122)	(221)	(185)

Income/(loss) from discontinued operations before income taxes and loss on sale	534	(2,690)	2,295
Provision/(Benefit) for income taxes	54	(178)	(4,913)

Income/(loss) from discontinued operations before loss on sale	480	(2,512)	7,208
Loss on sale of discontinued operations, net of tax	—	—	(4,724)

Income/(loss) from discontinued operations	480	(2,512)	2,484
Less: Net income attributable to noncontrolling interests	—	—	(135)

Net income/(loss) from discontinued operations attributable to Michael Baker Corporation	$480	$(2,512)	$2,349

The Company incurred losses of $4.5 million on the Baker Energy sale and $0.2 million on the B.E.S. sale, respectively, which are presented as “Loss on sale of discontinued operations, net of tax” in the table above.